Cover	Jan. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56148
Entity Registrant Name	TITAN ENVIRONMENTAL SOLUTIONS INC.
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1931 Austin Drive
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	775-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRIQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	TraQiQ Inc.